                                 UNITED STATES
                        SECURITIES AND EXHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: ____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nuveen Investment Solutions, Inc.
Address: 333 W. Wacker Dr., 30th Floor
         Chicago, IL 60606

13F File Number: 145-6515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mary E. Keefe
Title: Vice President and Chief Compliance Officer
Phone: 312-917-7700

Signature, Place, and Date of Signing:


/s/ Mary E. Keefe                       Chicago, IL     May 12, 2010
-------------------------------------   -------------   ------------
[Signature]                             [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]
None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
Form 13F Information Table Entry Total:          14
Form 13F Information Table Value Total:     $65,977
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File #             Name
---   ---------------   ------------------------
1     028-11405         Nuveen Investments, Inc.

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
                                                                                                      VOTING AUTHORITY
                                       TITLE OF            VALUE SHARES/ SH/ PUT/ INVSTMT            ------------------
  NAME OF ISSUER                        CLASS     CUSIP   X$1000 PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE  SHARED NONE
  --------------                      --------- --------- ------ ------- --- ---- ------- ---------- ------ ------ ----
D ISHARES BARCLAYS US TIPS FUND       com       464287176  14089  135585 sh       sole               135585
D ISHARES MSCI EMERGING MKTS INDEX    com       464287234  12236  290510 sh       sole               290510
D ISHARES BARCLAYS 1-3 YR TSY BD FD   com       464287457   9720  116590 sh       sole               116590
D ISHARES MSCI EAFE GROWTH INDEX FUND com       464288885   7680  135600 sh       sole               135600
D ISHARES DOW JONES REAL ESTATE INDEX com       464287739   5554  111580 sh       sole               111580
D ISHARES IBOXX INV GR CORP BOND FUND com       464287242   4084   38630 sh       sole                38630
D ISHARES COMEX GOLD TRUST            com       464285105   3718   34100 sh       sole                34100
D ISHARES BARCLAYS 3-7 YR TSY BD FD   com       464288661   3713   33400 sh       sole                33400
D ISHARES BARCLAYS 7-10 YR TSY BF FD  com       464287440   1481   16545 sh       sole                16545
D ISHARES S&P NATIONAL MUNI BOND FUND com       464288414   1457   14100 sh       sole                14100
D ISHARES BARCLAYS CREDIT BOND        com       464288620    696    6805 sh       sole                 6805
D SPDR BARCLAYS CAPITAL MUNI BOND ETF com       78464A458    621   27335 sh       sole                27335
D SPDR S&P EMERGING MID EAST & AFRICA com       78463X806    477    7130 sh       sole                 7130
D CLAYMORE/BNY MELLON FRONTIER MKTS   com       18383Q838    451   23940 sh       sole                23940